Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Maturities of Instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	$ 1,174	$ 11,299
Less than 3 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	922	6,938
From 3 to 6 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	252	4,361
From 6 to 12 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments
More than 12 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments